Leases (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Aug. 02, 2021	Jul. 15, 2019
Leases [Abstract]
Lease term	3 years		3 years	5 years
Payments for operating leases	$ 346,958	$ 349,978